Summary of Significant Accounting Policies (Restated) (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012
Schedule of property, plant and equipment depreciation expense
Depreciation, operating	$ 16,833	$ 18,866	$ 36,907	$ 29,921	$ 75,844	$ 36,402
Depreciation, cost of revenue	30,527	26,510	56,576	55,936	107,723	111,735
Total depreciation expense	$ 47,360	$ 45,376	$ 93,483	$ 85,857	$ 183,567	$ 148,137